CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows (used in)/provided by Operating Activities:
Net income/(loss)	[1]	$ (45,142)	$ 1,051,403	$ 15,425,465
Adjustments to reconcile net income/(loss) to net cash (used in)/provided by operating activities:
Depreciation and amortization		2,126,451	1,168,558	1,490,577
Gain on sale of vessel		0	0	(8,226,258)
Change in fair value of crypto assets-Bitcoin		1,148,600	0	0
Changes in operating assets and liabilities:
Accounts receivable trade		(204,382)	434,536	(173,545)
Inventories		(101,770)	(28,764)	154,488
Due from related parties		5,648,585	5,943,722	(14,497,622)
Prepaid expenses and other assets		(316,410)	16,299	406,645
Accounts payable		259,876	(459,747)	110,244
Accrued liabilities		987,934	189,476	55,644
Deferred revenue		698,000	0	0
Dry-dock costs paid		(31,451)	(1,421,195)	(1,088,386)
Net Cash (used in)/provided by Operating Activities		10,170,291	6,894,288	(6,342,748)
Cash flow (used in)/provided by Investing Activities:
Vessel acquisitions and capitalized vessel improvements		(38,090,000)	(71,786)	(766,887)
Net proceeds from sale of vessel		0	0	17,204,802
Purchase of crypto assets-Bitcoin		(5,000,000)	0	0
Net cash provided by/(used in) Investing Activities		(43,090,000)	(71,786)	16,437,915
Cash flows (used in)/provided by Financing Activities:
Net (decrease)/increase in Former Parent Company Investment		329,618	(6,822,484)	(14,895,715)
Payment for repurchase of common shares		(130,548)	0	0
Gross proceeds from issuance of common shares pursuant to registered equity offerings		32,773,860	0	0
Common share issuance expenses pursuant to registered direct offerings		(3,722,958)	0	0
Payment of Dividend on Series A Preferred Shares		(251,389)	0	0
Capital contribution from Former Parent Company due to spin off		10,356,450	0	0
Payments related to Spin-Off from Toro		(786,001)	0	0
Net cash (used in)/provided by Financing Activities		38,569,032	(6,822,484)	(14,895,715)
Net (decrease)/increase in cash and cash equivalents		5,649,323	18	(4,800,548)
Cash and cash equivalents at the beginning of the period		369	351	4,800,899
Cash and cash equivalents at the end of the period		5,649,692	369	351
SUPPLEMENTAL CASH FLOW INFORMATION
Unpaid vessel improvement costs (included in Accounts payable and Accrued liabilities)		120,424	0	37,072
Unpaid capital issuance costs (included in Accounts payable and Accrued Liabilities)		75,478	0	0
Dividend on Series A preferred shares declared but unpaid		106,944	0	0
Excess of consideration over carrying value of acquired assets		$ 3,091,542	$ 0	$ 0

[1]	For the year ended December 31, 2023, “Gain on sale of vessel” amounting to $8,226,258 is included in the accompanying consolidated statements of comprehensive income/(loss).